Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Transactions
26.	SHARE-BASED PAYMENT TRANSACTIONS
On July 19, 2016, the shareholders of the Company approved the adoption of the 2016 equity incentive plans (the “2016 Plan”) for the purpose to secure and retain employees, directors and consultants of the Company (the “Eligible Persons”), provide incentives for them to exert maximum efforts for the success of the Company and any affiliate and provide means by which the Eligible Persons may benefit from increases in value of the ordinary shares of the Company.
The 2016 Plan provides for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards. The overall limit on the number of underlying shares which may be delivered pursuant to all awards granted under the 2016 Plan is 337,225,866 and 337,225,866 ordinary shares of the Company as of December 31, 2021 and 2022, respectively, subject to any adjustments for other dilutive issuances.
During the years ended December 31, 2020, 2021 and 2022, no share appreciation rights, restricted share unit awards or other share awards were granted under the 2016 Plan by the Company.
Restricted share awards
All the restricted shares shall be subject to repurchase at the option by the Company at the subscription price paid by Eligible Persons upon voluntary or involuntary termination of his employment with the Company (the “Repurchase Option”).
The Repurchase Option shall be exercised by the Company and/or the designees of the Company as to the number of unreleased shares, within sixty days after the termination of his employment with the Company giving written notice to Eligible Persons.

The aforesaid arrangement has been accounted for as share-based payment transactions. Accordingly, the Group measured the fair value of the unvested restricted shares as of the grant date and is recognizing the amount as compensation expense over the vesting period for each separately vesting portion of the unvested restricted shares.
The subscription price received by the Group in relation to the unvested restricted shares that are subject to the Repurchase Option held by the Company have been recognized as financial liabilities arising from unvested restricted shares as disclosed in Note 22.
The total expense recognized in the consolidated statements of profit or loss and other comprehensive income for the restricted shares granted are approximately US$89, US$7 and US$39, for the years ended December 31, 2020, 2021 and 2022, respectively.

The following table summarized the Group’s restricted shares movement during the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	40,583,273	14,447,616	8,094,901
Vested	(26,135,657)	(6,352,715)	(1,164,666)

Outstanding at December 31,	14,447,616	8,094,901	6,930,235

The range of subscription price for the restricted shares is US$
0.003
to US$
0.01
per share. The time-based restricted shares shall be entirely vested ratably on a monthly basis over
48-months
vesting period or with
25
% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over
36-months
vesting period. The milestone-based restricted shares will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition. During the year ended December 31, 2020, 2021 and 2022,
6,930,235
,
nil
and
nil
milestone-based restricted shares have been vested, respectively.

Share options
The following table discloses movements of the Company’s share options under the 2016 Plan held by grantees during the years ended December 31, 2020, 2021 and 2022:

	2020		2021		2022
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
		US$		US$		US$
Outstanding at January 1,	57,835,912	0.015	151,133,235	0.169	155,059,183	0.203
Granted	119,663,533	0.256	39,715,000	0.279	11,500,000	0.310
Exercised	(25,949,960)	0.232	(6,511,135)	0.022	(8,552,187)	0.046
Forfeited	(416,250)	0.061	(29,277,917)	0.169	(22,027,291)	0.232

Outstanding at December 31,	151,133,235	0.169	155,059,183	0.203	135,979,705	0.217

Exercisable at the end of the year	41,736,788		78,269,054		67,667,737

No share options granted in the above table under the 2016 Plan will be exercisable after the expiration of 10 years from the date of its grant.
The share options outstanding as of December 31, 2020, 2021 and 2022 had a weighted average remaining contractual life of 8.9 years,
8.2
years and
7.4
years, respectively. During the year ended December
31
,
2020
,
2021
and
2022
, the weighted average fair value of the share options granted is US$
0.1171
per share, US$
0.1471
per share and US$
0.1403
per share, respectively.
The time-based share options will be vested ratably on a monthly basis over range of
24-months
to
48-months
vesting period or with 25% or 50% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over range of
12-months
to
36-months
vesting period. The milestone-based share options will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition. During the year ended December 31, 2020,
11,918,299
time-based share options have been early exercised by Dr. Yu and subject to the Repurchase Option, and the remaining unvested early exercised share options as of December 31, 2021 and 2022 are 5,991,847 and nil, respectively.
OPM model was used to determine the fair value of the option granted.
The key inputs into the model were as follows:

Years ended December 31,
	2020		2021		2022
Grant date option fair value per share	US$	0.0549-0.1430	US$	0.1430-0.1544	US$	0.0933-0.1517
Exercise price		US$0.21-0.26		US$0.26-0.31		US$0.31
Expected volatility (note)		70%-80%		75%-80%		75%-77.5%
Expected life		6.078 years		6.078 years		6.078 years
Risk-free rate		0.36%-1.45%		0.51%-1.09%		1.35%-3.98%
Expected dividend yield		0%		0%		0%

Note:
The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.
The total expense recognized in the consolidated statements of profit or loss and other comprehensive income for share options granted under the 2016 Plan are approximately US$4,421, US$8,115 and US$3,543, which included consultancy fees of approximately US$18, US$129 and US$27 for the years ended December 31, 2020, 2021 and 2022, respectively.